Share-based payments - Details grants Rapidfit narrative (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2014
Share-based payment plans
Share-based payment expense	€ 0	€ 41	€ 102
Rapidfit+ plan
Share-based payment plans
Maximum number of warrants	300
Number of warrants granted	199
Share-based payment expense	€ 0	€ 2	€ 2
Exercise price, share options granted	€ 553.90			€ 553.9